Offerings - Offering: 1	Feb. 20, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Fee Rate	0.01381%
Offering Note	a. In the form of American Depositary Shares (as evidenced by American Depositary Receipts, each American Depositary Share representing one ordinary share of Telix Pharmaceuticals Limited), which have been registered on a separate registration statement on Form F-6 filed on October 17, 2024, File No. 333-282705. The registrant is registering an indeterminate number of the securities of the registrant as may from time to time be offered at unspecified prices. Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), this registration statement includes an indeterminate number of additional shares that may be offered and sold to prevent dilution resulting from share splits, share dividends, recapitalization or similar transactions. b. The proposed maximum offering price per ordinary share will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified pursuant to Instruction 2.A.iii.c. to the Calculation of Filing Fee Tables and Related Disclosure of Item 9(b) of Form F-3 under the Securities Act. c. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fee. Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).